Note 12. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Note 12. Subsequent Events

NOTE 12.   SUBSEQUENT EVENTS

On May 19, 2016, General Indemnity Group, LLC, Boston Omaha Corporation's wholly-owned subsidiary entered into a Stock Purchase Agreement with the shareholders of United Casualty and Surety Insurance Company ("UC&S",) a Massachusetts corporation, pursuant to which General Indemnity Group, LLC purchased would purchase all of the outstanding capital stock of UC&S.  UC&S is an insurance company headquartered in Quincy, Massachusetts, specializing in providing surety bonds.  UC&S is authorized to conduct business in Massachusetts, Rhode Island, New Hampshire, Maine, New York, New Jersey, Connecticut, Pennsylvania, and Florida.  The closing was contingent upon certain conditions, including the approval by the Massachusetts Division of Insurance of an acquisition of control statement on Form A which was submitted following the signing of the Stock Purchase Agreement.  The approval was received from the Massachusetts Division of Insurance and the purchase was closed on December 7, 2016.

On October 27, 2016, the Company's Board of Directors approved an increase in its size from four directors to five directors.  Robert T. Slezak was elected to the Board of Directors on October 27, 2016 to fill the position, but was unable to serve.  The Company is in the process of identifying another candidate for the position.

On January 9, 2017, the Company's subsidiary Link Media Georgia, LLC, entered into a purchase agreement for the purchase of 37 billboard structures and related assets from Clear Channel Outdoor, Inc.  The cash purchase price of the acquired business was $2,983,444.  The assets were acquired for the purpose of expanding the Company's presence in the outdoor advertising market in the Southeastern United States.

On January 31, 2017, the Company's subsidiary Link Media Wisconsin, LLC entered into a purchase agreement for the purchase of 91 billboard structures and related assets from Hartlind Outdoor.  The cash purchase price of the acquired business was $2,817,000.  The assets were acquired for the purpose of expanding the Company's presence in the outdoor advertising market in Wisconsin.

NOTE 10.   SUBSEQUENT EVENTS

On January 12, 2016 the Company purchased a 7.15% interest in DFH Leyden 2, LLC, a Florida Limited Liability Company, whose business is to manage the acquisition, holding, operation, management, financing and sale of residential real estate and all matters incidental to or related thereto.  The purchase price of the investment was $159,167.  DFH Leyden 2 is related to DFH Leyden, LLC through common ownership and management.  (See Note 4.)

On January 22, 2016, LMH formed Link Media Wisconsin, LLC ("LMW"), a Wisconsin limited liability company, to acquire outdoor advertising assets.  On February 16, 2016, LMW acquired 422 billboard structures, directional signs and other related assets from Jag, Inc.  The purchase price for the acquired assets was $6,954,246 of which $687,500 was escrowed.  The purchase price is subject to certain post-closing working capital adjustments.  The acquired assets are located in Wisconsin.  The purchase price allocation has not been provided since the accounting has not been finalized.

On February 1, 2016 the Company increased its Board of Directors from two to three.  On that date, Brendan Keating was elected to serve as a director.  Mr. Keating is the manager of two of the Company's investments, Logic and TAG. (See Note 4.)

On February 9, 2016 GIG formed a subsidiary, General Indemnity Direct Insurance Services, LLC ("GIDIS"), a Delaware limited liability company to own insurance brokerage operations that will be acquired.  Also in February 2016, General Indemnity Insurance Company PCC, LLC, a District of Columbia limited liability company limited liability company, was formed to act as a protected cell captive insurer.

On February 16, 2016, LMF acquired a digital display and related personal property from Rose City Outdoor of Florida, LLC.  The purchase price for the acquired assets was $287,320.  The acquired assets are located in Florida.  The purchase price allocation has not been provided since the accounting has not been finalized.

On February 29, 2016, the two controlling stockholders extinguished notes payable each in the principal amount of $50,000, together with accrued interest on each note of $3,014. Each note was extinguished in exchange for 5,223 shares of common stock at a price of $10.15 per share.  The conversion of the notes payable was accounted for as an extinguishment of the debt.  There was no gain or loss on the extinguishment since the fair value of the stock issued was equivalent to the fair value of the notes prior to conversion.  (See Note 6.)

On March 11, 2016 the Company amended its certificate of incorporation to reduce authorized shares of common stock from 18,000,000 shares to 11,000,000 shares, authorized shares of Class A common stock from 1,300,000 shares to 1,161,116 shares, and preferred stock from 3,000,000 shares to 1,000,000 shares.

As of March 24, 2016, the Company has raised approximately $25,016,005 , in cash, from the issuance of its common stock.  The stock was issued at a price of $10.15 per share and represents the issuance of 2,464,631 shares.  As a group, entities related to the Company's directors purchased 2, 044,705 shares for a total consideration of $20,753,756.